Derivatives and hedge accounting - Categories (Details) - SEK (kr) kr in Millions	Dec. 31, 2020	Dec. 31, 2019
Sub-classifications of financial information
Assets Fair value	kr 7,563	kr 6,968
Liabilities Fair value	25,395	20,056
Nominal amount of instruments directly affected by IBOR reform	81,581	87,915
Economic hedges
Sub-classifications of financial information
Assets Fair value	4,248	4,348
Liabilities Fair value	24,921	16,919
Fair-value hedges
Sub-classifications of financial information
Assets Fair value	3,315	2,620
Liabilities Fair value	474	3,137
Derivatives
Sub-classifications of financial information
Nominal amounts	500,613	505,294
Derivatives | Economic hedges
Sub-classifications of financial information
Nominal amounts	287,368	312,920
Derivatives | Fair-value hedges
Sub-classifications of financial information
Nominal amounts	213,245	192,374
Interest rate-related contracts
Sub-classifications of financial information
Assets Fair value	3,846	3,998
Liabilities Fair value	11,774	12,367
Interest rate-related contracts | Economic hedges
Sub-classifications of financial information
Assets Fair value	2,357	2,568
Liabilities Fair value	12,226	11,455
Interest rate-related contracts | Fair-value hedges
Sub-classifications of financial information
Assets Fair value	1,489	1,430
Liabilities Fair value	(453)	912
Interest rate-related contracts | Derivatives
Sub-classifications of financial information
Nominal amounts	323,664	304,242
Interest rate-related contracts | Derivatives | Economic hedges
Sub-classifications of financial information
Nominal amounts	132,228	140,829
Interest rate-related contracts | Derivatives | Fair-value hedges
Sub-classifications of financial information
Nominal amounts	191,435	163,413
Currency-related contracts
Sub-classifications of financial information
Assets Fair value	3,249	2,734
Liabilities Fair value	11,236	6,933
Currency-related contracts | Economic hedges
Sub-classifications of financial information
Assets Fair value	1,423	1,544
Liabilities Fair value	10,310	4,708
Currency-related contracts | Fair-value hedges
Sub-classifications of financial information
Assets Fair value	1,826	1,190
Liabilities Fair value	927	2,225
Currency-related contracts | Derivatives
Sub-classifications of financial information
Nominal amounts	153,838	182,668
Currency-related contracts | Derivatives | Economic hedges
Sub-classifications of financial information
Nominal amounts	132,029	153,707
Currency-related contracts | Derivatives | Fair-value hedges
Sub-classifications of financial information
Nominal amounts	21,810	28,961
Equity-related contracts
Sub-classifications of financial information
Assets Fair value	457	236
Liabilities Fair value	620	584
Equity-related contracts | Economic hedges
Sub-classifications of financial information
Assets Fair value	457	236
Liabilities Fair value	620	584
Equity-related contracts | Derivatives
Sub-classifications of financial information
Nominal amounts	15,598	16,387
Equity-related contracts | Derivatives | Economic hedges
Sub-classifications of financial information
Nominal amounts	15,598	16,387
Contracts related to commodities, credit risk, etc.
Sub-classifications of financial information
Assets Fair value	11
Liabilities Fair value	1,765	172
Contracts related to commodities, credit risk, etc. | Economic hedges
Sub-classifications of financial information
Assets Fair value	11	0
Liabilities Fair value	1,765	172
Contracts related to commodities, credit risk, etc. | Derivatives
Sub-classifications of financial information
Nominal amounts	7,513	1,997
Contracts related to commodities, credit risk, etc. | Derivatives | Economic hedges
Sub-classifications of financial information
Nominal amounts	kr 7,513	kr 1,997